Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Beginning of year	$ 4,714	$ 3,918	$ 3,234
Additions based on tax positions related to the current year	906	796	684
Additions for tax positions of prior years	68	0	0
End of year	$ 5,688	$ 4,714	$ 3,918